TAXATION	12 Months Ended
Jul. 31, 2023
TAXATION
TAXATION

10. TAXATION

(a) Provision for current tax

During the year ended July 31, 2023, the Company recorded a provision of current income tax recovery of $37 (2022 – income tax expense of $2,779).

Reconciliation of effective tax rate:

	Years ended July 31,
	2023	2022	2021
Income (loss) for the period	$(910,464)	$(995,066)	$(79,967)
Income tax expense	-	-	-
Income (loss) excluding income tax	$(910,464)	$(995,066)	$(79,967)
Income tax expense (recovery) using the Company’s domestic rate	$(246,000)	$(269,000)	$(22,000)
Effect of tax rates in foreign jurisdictions	(1,000)	1,000	1,000
Non-deductible expenses and other	267,963	134,000	1,000
Difference in statutory tax rates and deferred tax rates	-	-	-
Change in unrecognized temporary differences	(21,000)	134,000	56,000
Current tax expense	$(37)	$-	$36,000

The Company’s domestic tax rate during the year ended July 31, 2023 was 27% (2022 – 27%; 2021 – 27%) and the effective tax rate was nil (2022 – nil; 2021 – nil).

(b) Provision for deferred tax

As future taxable profits of the Company are uncertain, no deferred tax asset has been recognized. As at July 31, 2023, the Company had unused non-capital loss carry forwards of approximately $3,878,000 (2022 – $3,918,000) in Canada and $nil (2022 – $12,000) in the United States.

As at July 31, 2023, the Company had the following balances in respect of which no deferred tax assets had been recognized:

Expiry	Tax Losses	Resource Pools	Equipment and Other
Within one year	-	-	-
One to five years	-	-	2,000
After five years	3,878,000	-	82,000
No expiry date	-	4,402,000	114,000
	3,878,000	4,402,000	198,000

In addition, the Company has approximately $4,402,000 (2022 - $4,428,000) of resource tax pools available, which may be used to shelter certain resource income in Canada.